Other revenues (Details) - USD ($) $ in Millions		6 Months Ended		12 Months Ended
		Dec. 31, 2018	Jul. 01, 2018	Dec. 31, 2019	Dec. 31, 2017
Variable Interest Entity [Line Items]
Related party management fees		$ 46	$ 43	$ 110	$ 110
Leasing revenues				1
Other revenues
Variable Interest Entity [Line Items]
Related party management fees		46	43	109	110
Other management fees		0	0	6	1
Leasing revenues		0	0	1	0
Amortization of unfavorable contracts		0	21	0	43
Early termination fees		0	8	11	8
Total other revenues	[1]	$ 46	$ 72	$ 127	$ 162

[1]	Includes transactions with related parties. Refer to Note 31 "Related party transactions".